4. Stockholders Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
4. Stockholders’ Equity

Common Stock

The Company has authorized 195 million shares of common stock with $0.001 par value, of which 96.9 million were issued and outstanding as of December 31, 2014. For the year ended December 31, 2013, there were 145 million authorized shares of common stock, of which 70.5 million were issued and outstanding.

For the year ended December 31, 2014, the Company issued 26,409,893 shares of common stock as listed below:

Public Offering - Issuance - For Cash	8,985,410
Public Offering - Issuance - For Debt Repayment	7,800,005
Reg. S - New Issuance - For Cash	651,042
Series B Conversion	2,311,089
Series B Dividends	342,389
Commitment Shares / 2014 Senior Convertible Notes	321,820
2014 Senior Convertible Note	2,783,959
Option Exercised	242,439
Warrant Exercised	200,000
Board Compensation	771,740
Restricted Shares CEO 2014	2,000,000
Total	26,409,893

Preferred Stock; Series B Convertible Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of preferred stock as redeemable convertible preferred stock, none of which remain outstanding, and 3,000 shares of preferred stock as Series B Preferred Stock, of which 1,277 and 2,147 shares were issued and outstanding as of December 31, 2014 and 2013, respectively.

Pursuant to the terms of the Series B Preferred Stock set forth in the Certificate of Designations, Preferences and Rights designating the Preferred Stock (the “Preferred Stock Designation”), shares of Series B Preferred Stock are convertible into common stock by their holder at any time, and will be mandatorily convertible upon the achievement of certain conditions, including the receipt of certain approvals from the U.S. Food and Drug Administration and the achievement by the Company of specified average trading prices and volumes for the common stock. The original conversion price was $0.68 per share, such that each share of Preferred Stock would convert into 1,471 shares of common stock, subject to customary adjustments, including any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Preferred Stock Designation. As a result of anti-dilution provisions, the current conversion price is set at $0.15 per share, such that each share of Preferred Stock would convert into 6,676 shares of common stock.

Holders of the Series B Preferred Stock are entitled to quarterly dividends at an annual rate of 5.0%, for the quarter ended December 31, 2014, and at an annual rate of 10.0% thereafter, in each case, payable in cash or, subject to certain conditions, common stock, at the Company’s option. Accrued dividends totaled approximately $32,500 at December 31, 2014. Each share of Series B Preferred Stock is entitled to a number of votes equal to the number of shares of common stock into which the Series B Preferred Stock is convertible. As long as shares of the Series B Preferred Stock are outstanding, and until the receipt of certain approvals from the U.S. Food and Drug Administration and the achievement by the Company of specified average trading prices and volumes for the common stock, the Company may not incur indebtedness for borrowed money secured by the Company’s intellectual property or in excess of $2.0 million without the prior consent of the holders of two-thirds of the outstanding shares of Series B Preferred Stock. The Company may redeem the Series B Preferred Stock after the second anniversary of issuance, subject to certain conditions. Upon the Company’s liquidation or sale to or merger with another corporation, each share of Series B Preferred Stock will be entitled to a liquidation preference of $1,000 per share, plus any accrued but unpaid dividends.

The Series B Preferred Stock was issued with Tranche A warrants to purchase 1,858,089 shares of common stock and Tranche B warrants purchasing 1,858,088 shares of common stock, both at an exercise price of $1.08 per share. Pursuant to the terms of the Tranche B warrants, their exercise price will be reduced, and the number of shares of common stock into which those warrants are exercisable will be increased, if the Company issues shares at a price below the then-current exercise price. The exercise price of Tranche B warrants is currently $0.15 per share, convertible into 13,196,019 shares of common stock. As a result of these provisions, the Company is required to account for the warrants as a liability recorded at fair value each period. The Company values the warrants using a Monte Carlo Simulation model. Of the $2.6 million in proceeds from issuance of the Series B Preferred Stock, the Company originally allocated $873,000 to the fair value of the warrants. At December 31, 2014, the fair value of these warrants was approximately $1.5 million.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 6,314,824 shares remained available at December 31, 2014 and 6,940,395 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 13,255,219 shares of common stock as of December 31, 2014. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in 2014 and 2013 were estimated using the Black-Scholes option pricing model. A summary of the assumptions used in determining the fair value of options follows:

	2014	2013
Expected volatility	157.70%	174.00%
Expected option life in years	9.98	10.00
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.55%	1.87%
Weighted average fair value per option at grant date	$0.40	$0.69

Application of the Black-Scholes option pricing model involves assumptions that are judgmental and affect compensation expense. Historical information is the primary basis for the selection of expected volatility, expected option life and expected dividend yield. Expected volatility is based on the most recent historical period equal to the expected life of the option. The risk-free interest rate is based on yields of U.S. Treasury zero-coupon issues with a term equal to the expected life of the option on the date the stock options were granted.

Stock option activity for each of the two years ended December 31 is as follows:

	2014		2013
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,531,192	$0.68	6,463,206	$0.67
Options granted	754,761	$0.40	977,276	$0.50
Options exercised	(242,439)	$0.32	(580,540)	$0.31
Options expired/forfeited	(103,119)	$0.68	(328,750)	$1.15

Outstanding at end of year	6,940,395	$0.66	6,531,192	$0.66
Options vested and exercisable at year-end	5,988,119	$0.66	5,463,963	$0.58
Options available for grant at year-end	6,314,824		6,724,027
Aggregate intrinsic value – options exercised	$49,675		$236,059
Aggregate intrinsic value – options outstanding	$494,119		$625,412
Aggregate intrinsic value – options vested and exercisable	$612,946		$612,946
Options unvested, balance at beginning of year (1)	1,067,229	$1.12	1,819,087	$1.18
Options granted (1)	754,761	$0.40	977,276	$0.50
Vested (1)	(766,595)	$0.66	(1,582,034)	$0.80
Cancelled/Forfeited	(103,119)	$0.68	(147,100	$1.22
Balance, end of period (1)	952,276		1,067,229	$1.12

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(1)	Includes awards not captured in valuation fragments

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s common stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

Warrants

In November 2013, the Company completed a warrant exchange program, pursuant to which it exchanged warrants exercisable for a total of 3,560,869 shares of common stock, or 99% of the warrants eligible to participate. These exchanges resulted in a deemed dividend of approximately $537,000, reflected as a non-cash disclosure in this financial statement of cash flows.

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the year ended December 31, 2014:

Warrants (Underlying Shares)
Outstanding, January 1, 2014	11,258,939
Issuances	19,238,727
Canceled / Expired	(501,512)
Exercised	(200,000)
Outstanding, December 31, 2014	29,796,154

The Company had the following shares reserved for the warrants as of December 31, 2014:

Warrants (Underlying Shares)		Exercise Price	Expiration Date

3,590,522	(1)	$0.8000 per share	March 1, 2015
6,790	(2)	$1.0100 per share	September 10, 2015
439,883	(3)	$0.6800 per share	March 31, 2016
285,186	(4)	$1.0500 per share	November 20, 2016
1,858,089	(5)	$1.0800 per share	May 23, 2018
13,196,103	(5)(6)	$0.1498 per share	May 23, 2018
200,000	(7)	$0.5000 per share	April 23, 2019
561,798	(7)	$0.4500 per share	May 22, 2019
184,211	(8)	$0.3800 per share	September 10, 2019
325,521	(9)	$0.4601 per share	September 27, 2019
8,392,707	(10)	$0.2250 per share	December 2, 2019
755,344	(11)	$0.2812 per share	December 2, 2019

(1)	Consists of outstanding warrants issued in conjunction with a June 2012 warrant exchange program.
(2)	Consists of outstanding warrants issued in conjunction with a September 2010 private placement.
(3)	Consists of outstanding warrants issued in conjunction with a buy-back of a minority interest in Interscan in December 2012, which were issued in February 2014.
(4)	Consists of outstanding warrants issued in conjunction with a November 2011 private placement.
(5)	Consists of outstanding warrants issued in conjunction with a May 2013 private placement.
(6)	Underlying shares increased from 1,858,089 to 9,138,141, and per share exercise price decreased from $1.08 to $0.2196, pursuant to the anti-dilution provisions in the warrants, as a result of conversions of the senior convertible notes.
(7)	Consists of warrants issued to the placement agent in connection with the private placement of our senior convertible notes.
(8)	Consists of outstanding warrants issued to a placement agent in conjunction with the secured note offering.
(9)	Consists of outstanding warrants issued in conjunction with the Regulation S offering.
(10)	Consists of outstanding warrants issued in conjunction with the 2014 public offering.
(11)	Consists of outstanding warrants issued to the Placement Agent in conjunction with the 2014 public offering.